LONG-TERM DEBT (Details) (USD $)	3 Months Ended		12 Months Ended									3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended					3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended				1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member]	Dec. 31, 2011 Senior secured asset based revolving credit facility due 2016 [Member]	Aug. 31, 2011 Senior secured asset based revolving credit facility due 2016 [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2016 [Member]	Jul. 31, 2009 Senior secured asset based revolving credit facility due 2016 [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Debt and equity transactions limitations [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Debt and equity transactions limitations [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member]	Apr. 03, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Subsequent event [Member]	Apr. 03, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Option One [Member] Subsequent event [Member]	Apr. 03, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Option Two [Member] Subsequent event [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member] Option One [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member] Option One [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member] Option Two [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member] Option Two [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Cash dominion requirement [Member] Option One [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Cash dominion requirement [Member] Option One [Member]	Mar. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Cash dominion requirement [Member] Option Two [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Cash dominion requirement [Member] Option Two [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Base Rate [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Base Rate [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Base Rate [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Eurodollar [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Canada [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Canada [Member]	Jul. 31, 2009 Senior secured asset based revolving credit facility due 2013 [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2013 [Member]	Jun. 09, 2008 Senior secured asset based revolving credit facility due 2013 [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2013 [Member] Ply Gem Industries [Member] Base Rate [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2013 [Member] Ply Gem Industries [Member] Eurodollar [Member]	Feb. 16, 2012 8.25% senior secured notes due 2018 [Member]	Aug. 04, 2011 8.25% senior secured notes due 2018 [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member]	Dec. 31, 2011 8.25% senior secured notes due 2018 [Member]	Feb. 11, 2011 8.25% senior secured notes due 2018 [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Debt Limitation One [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Debt Limitation One [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] Purchase money indebtedness [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] Purchase money indebtedness [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] Debt of foreign subsidiaries [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] Debt of foreign subsidiaries [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] General debt basket [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] General debt basket [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Option One [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Option One [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Redemption period two [Member] Option Two [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Redemption period two [Member] Option Two [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Maximum [Member] redemption	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Maximum [Member] redemption	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Maximum [Member] Option Two [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Maximum [Member] Option Two [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member] Redemption period one [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member] Redemption period one [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member] Maximum [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member] Maximum [Member]	Oct. 27, 2012 13.125% Senior subordinated notes due 2014 [Member]	Jan. 11, 2010 13.125% Senior subordinated notes due 2014 [Member]	Dec. 31, 2012 13.125% Senior subordinated notes due 2014 [Member]	Dec. 31, 2011 13.125% Senior subordinated notes due 2014 [Member]	Jan. 24, 2013 9.375% Senior notes due 2017 [Member]	Oct. 27, 2012 9.375% Senior notes due 2017 [Member]	Sep. 27, 2012 9.375% Senior notes due 2017 [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member]	Dec. 31, 2011 9.375% Senior notes due 2017 [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Fixed charge coverage ratio [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Fixed charge coverage ratio [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Debt and equity transactions limitations [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Debt and equity transactions limitations [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Debt Limitation One [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Debt Limitation One [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] Purchase money indebtedness [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] Purchase money indebtedness [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] Debt of foreign subsidiaries [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] Debt of foreign subsidiaries [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] General debt basket [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] General debt basket [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Redemption period one [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Redemption period one [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Redemption period two [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Redemption period two [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Maximum [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Maximum [Member]	Mar. 13, 2011 11.75% Senior secured notes due 2013 [Member]	Feb. 28, 2011 11.75% Senior secured notes due 2013 [Member]	Feb. 11, 2011 11.75% Senior secured notes due 2013 [Member]	Jun. 09, 2008 11.75% Senior secured notes due 2013 [Member]	Feb. 28, 2011 11.75% Senior secured notes due 2013 [Member]	Dec. 31, 2011 11.75% Senior secured notes due 2013 [Member]	Mar. 30, 2013 Senior secured notes [Member] Debt and equity transactions limitations [Member]	Dec. 31, 2012 Senior secured notes [Member] Debt and equity transactions limitations [Member]	Mar. 30, 2013 Subordinated debt [Member] Debt and equity transactions limitations [Member]	Dec. 31, 2012 Subordinated debt [Member] Debt and equity transactions limitations [Member]	Feb. 16, 2010 9% Senior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,016,256,000		$ 964,384,000	$ 961,670,000		$ 65,000,000	$ 15,000,000	$ 55,000,000																																$ 40,000,000.0		$ 800,714,000	$ 799,130,000	$ 759,359,000																										$ 0	$ 147,311,000				$ 150,542,000	$ 150,254,000	$ 0
Debt instrument, face amount																																								40,000,000					800,000,000																								150,000,000					160,000,000.0																									700,000,000
Interest rate on debt (in hundredths)																																								8.25%			8.25%		8.25%																								13.125%					9.375%																									11.75%
Net proceeds																																								32,700,000																																																											693,500,000
Unamortized discount																																								6,000,000		39,286,000	40,870,000	40,641,000																										0	2,689,000				9,458,000	9,746,000	0
Debt issuance costs paid	62,000	866,000	2,969,000	26,984,000	5,029,000																																			1,300,000
Extinguishment of debt																																																																				150,000,000.0	141,200,000					165,400,000																						400,000	6,000,000	718,600,000		724,600,000						141,200,000
Note maturity date																																										Feb. 15, 2018	Feb. 15, 2018																																Apr. 15, 2017	Apr. 15, 2017
Redemption price, percentage of principal																																																														100.00%	100.00%												100.00%	100.00%																														100.00%
Redemption amount, percentage of aggregate principal amount																																																																		35.00%	35.00%								100.00%	100.00%																		40.00%	40.00%
Redemption price, including premium, percentage of aggregate principal amount																																																								103.00%	103.00%							108.25%	108.25%								106.5625%																	109.375%	109.375%	103.00%	103.00%			103.00%
Minimum residual principal amount after redemption, percentage of aggregate principal amount																																																																55.00%	55.00%										60.00%	60.00%
Maximum number of redemptions during any twelve-month period																																																										1	1
Maximum redemption amount																																																						80,000,000.0	84,000,000.0
Maximum redemption amount, percentage of aggregate principal																																																												10.00%	10.00%
Minimum required interest coverage ratio																			1.0	1.0																						2.00	2.00																																			2.00	2.00
Maximum borrowing threshold on credit facility under eight point two five percent notes																																														250,000,000	250,000,000
Purchase money indebtedness threshold under eight point two five percent notes																																																25,000,000.0	25,000,000
Foreign debt threshold under the eight point two five percent notes																																																		30,000,000.0	30,000,000
General debt basket threshold under the eight point two five percent notes																																																				50,000,000.0	50,000,000
Debt exchanged																																									800,000,000.0																															160,000,000.0
Percentage of discount on debt offering																																																																					3.00%																														1.00%
Debt Instrument, Tender Offer Price Per 1000																																																																																																	1,029.00	1,069.00
Debt Instrument, Early Tender Payment Per 1000																																																																																																		40.00
Cumulative early tender premiums																																																																				9,800,000																																	49,800,000
Maximum borrowing capacity under credit facilities						250,000,000.0	250,000,000.0		212,500,000.0	175,000,000.0	175,000,000.0			197,500,000.0	197,500,000.0																						150,000,000.0
Accordion feature line increase									37,500,000.0
Allowable revolving commitments increase						37,500,000.0	37,500,000
Percentage of eligible accordion increase taken									50.00%
Line of credit outstanding			15,000,000
Basis spread on variable interest rate																													0.50%	0.50%	1.50%	2.50%						1.50%	2.50%
Interest rate during period														2.50%	2.50%
Based percentage used to determine excess availability												25.00%	25.00%				25.00%				12.50%	12.50%			15.00%	15.00%
Excess availability																		17,500,000.0					17,500,000.0	17,500,000.0			17,500,000.0	20,000,000.0
Percentage of equity guaranteed by parent company																																	35.00%	35.00%
Limitation on new borrowings																																																																																																						875,000,000.0	875,000,000.0	75,000,000.0	75,000,000.0
Foreign debt restriction threshold												2,500,000.0	2,500,000
Limitation on equity redemptions from officers												12,600,000	12,600,000
Limitation on other expenditures												2,000,000.0	2,000,000.0																																																																			2,000,000.0	2,000,000.0
Contractual availability			191,200,000			141,100,000	191,200,000
Borrowing base availability reflecting of ABL borrowings			113,400,000			97,100,000	113,400,000
Letters of credit outstanding						6,400,000	6,300,000
Tax receivable allowable amount																100,000,000.0
Debt maturity period																																				5 years
Due date																																				Jun. 30, 2013
Increase in the available commitments																																			25,000,000.0
Maximum borrowing threshold on credit facility under nine point three seven five percent notes																																																																																		250,000,000.0	250,000,000
Purchase money indebtedness threshold under nine point three seven five percent notes																																																																																				35,000,000.0	35,000,000
Purchase money indebtedness limit, percent of net assets																																																																																				20.00%	20.00%
Foreign debt threshold under the nine point three seven five percent notes																																																																																						30,000,000.0	30,000,000
General debt basket threshold under the nine point three seven five percent notes																																																																																								50,000,000.0	50,000,000
Limit on payments of other dividends or distributions																																																																																20,000,000.0	20,000,000.0
Proceeds from issuance of long-term debt																																								34,000,000.0																													145,700,000
Payment of accrued interest																																																																				$ 5,700,000